Share-Based Compensation - Schedule of Valuation Assumptions (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Expected term (in years)	6 years	5 years 10 months 9 days	6 years 18 days	5 years 10 months 20 days
Expected volatility	67.40%	66.10%	67.70%	65.79%
Risk-free interest rate	1.08%	0.42%	0.83%	0.44%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares (in shares)	$ 36.13	$ 9.39	$ 41.80	$ 8.45